Janus Henderson VIT Mid Cap Value Portfolio
Schedule of Investments (unaudited)
March 31, 2025

	Shares or Principal Amounts	Value
Common Stocks – 97.8%
Aerospace & Defense – 2.7%
BWX Technologies Inc	12,615	$1,244,470
L3Harris Technologies Inc	8,516	1,782,484
		3,026,954
Banks – 3.9%
Cullen/Frost Bankers Inc	9,192	1,150,838
PNC Financial Services Group Inc/The	7,533	1,324,076
Wintrust Financial Corp	16,922	1,903,048
		4,377,962
Building Products – 2.5%
Carlisle Cos Inc	5,076	1,728,378
Fortune Brands Home & Security Inc	18,477	1,124,880
		2,853,258
Capital Markets – 3.5%
Jefferies Financial Group Inc	16,713	895,315
Lazard Inc	42,179	1,826,351
MarketAxess Holdings Inc	5,543	1,199,228
		3,920,894
Chemicals – 3.1%
Corteva Inc	27,053	1,702,445
Westlake Chemical Corp	17,272	1,727,718
		3,430,163
Commercial Services & Supplies – 1.9%
Waste Connections Inc	11,071	2,160,948
Construction Materials – 1.0%
Martin Marietta Materials Inc	2,404	1,149,424
Consumer Finance – 2.0%
Ally Financial Inc	62,199	2,268,397
Containers & Packaging – 2.8%
Ball Corp	36,370	1,893,786
Graphic Packaging Holding Co	47,177	1,224,715
		3,118,501
Distributors – 1.9%
LKQ Corp	50,197	2,135,380
Diversified Financial Services – 1.1%
Fidelity National Information Services Inc	16,726	1,249,098
Electric Utilities – 5.2%
Alliant Energy Corp	51,445	3,310,486
Entergy Corp	29,407	2,514,004
		5,824,490
Electrical Equipment – 1.4%
AMETEK Inc	9,324	1,605,033
Electronic Equipment, Instruments & Components – 5.2%
Arrow Electronics Inc*	7,575	786,512
CDW Corp/DE	3,826	613,155
Fabrinet*	3,128	617,811
Keysight Technologies Inc*	4,634	694,034
Littelfuse Inc	6,673	1,312,846
Vontier Corp	56,236	1,847,353
		5,871,711
Energy Equipment & Services – 0.6%
Baker Hughes Co	16,038	704,870
Entertainment – 0.9%
Electronic Arts Inc	6,741	974,209
Food & Staples Retailing – 3.8%
Casey's General Stores Inc	7,253	3,148,092
Target Corp	11,282	1,177,390
		4,325,482
Food Products – 2.9%
Hershey Co	9,183	1,570,568
Lamb Weston Holdings Inc	30,819	1,642,653
		3,213,221
Health Care Equipment & Supplies – 3.4%
Globus Medical Inc*	21,850	1,599,420

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
Teleflex Inc	6,414	$886,351
Zimmer Biomet Holdings Inc	11,655	1,319,113
		3,804,884
Health Care Providers & Services – 2.6%
Cardinal Health Inc	7,291	1,004,481
Humana Inc	1,640	433,944
Labcorp Holdings Inc	6,204	1,443,919
		2,882,344
Household Durables – 1.0%
SharkNinja Inc*	5,044	420,720
Toll Brothers Inc	6,539	690,453
		1,111,173
Industrial Conglomerates – 1.7%
3M Co	13,280	1,950,301
Industrial Real Estate Investment Trusts (REITs) – 1.1%
STAG Industrial Inc	34,247	1,237,002
Insurance – 5.6%
Axis Capital Holdings Ltd	21,342	2,139,322
Everest Re Group Ltd	4,875	1,771,234
Hartford Financial Services Group Inc	19,517	2,414,838
		6,325,394
Leisure Products – 0.5%
Brunswick Corp/DE	10,490	564,886
Life Sciences Tools & Services – 2.3%
Avantor Inc*	80,502	1,304,938
ICON PLC*	7,573	1,325,199
		2,630,137
Machinery – 1.4%
Lincoln Electric Holdings Inc	8,130	1,537,871
Marine – 1.5%
Kirby Corp*	16,168	1,633,130
Media – 1.5%
Fox Corp - Class B	30,967	1,632,271
Metals & Mining – 2.2%
Freeport-McMoRan Inc	66,692	2,524,959
Oil, Gas & Consumable Fuels – 5.7%
Chesapeake Energy Corp	26,106	2,906,120
ConocoPhillips	20,417	2,144,193
HF Sinclair Corp	41,237	1,355,873
		6,406,186
Professional Services – 2.7%
Robert Half International Inc	19,678	1,073,435
TransUnion	23,120	1,918,729
		2,992,164
Real Estate Management & Development – 1.3%
CBRE Group Inc*	10,728	1,403,008
Residential Real Estate Investment Trusts (REITs) – 1.1%
Equity LifeStyle Properties Inc	19,243	1,283,508
Retail Real Estate Investment Trusts (REITs) – 2.2%
Agree Realty Corp	32,553	2,512,766
Road & Rail – 2.8%
Canadian Pacific Kansas City Ltd	19,595	1,375,765
Landstar System Inc	11,901	1,787,530
		3,163,295
Semiconductor & Semiconductor Equipment – 0.9%
Teradyne Inc	12,106	999,956
Software – 1.3%
Nice Ltd (ADR)*	4,416	680,815
Tenable Holdings Inc*	23,729	830,040
		1,510,855
Specialized Real Estate Investment Trusts (REITs) – 2.2%
Lamar Advertising Co	15,468	1,759,949
PotlatchDeltic Corp	16,605	749,218
		2,509,167
Specialty Retail – 4.9%
AutoZone Inc*	455	1,734,815
Bath & Body Works Inc	58,560	1,775,539

	Shares or Principal Amounts	Value
Common Stocks – (continued)
Specialty Retail – (continued)
Burlington Stores Inc*	2,872	$684,484
O'Reilly Automotive Inc*	940	1,346,625
		5,541,463
Trading Companies & Distributors – 1.5%
GATX Corp	4,250	659,897
MSC Industrial Direct Co Inc	13,474	1,046,526
		1,706,423
Total Common Stocks (cost $85,184,279)		110,073,138
Repurchase Agreements – 2.2%
ING Financial Markets LLC, Joint repurchase agreement, 4.3100%, dated 3/31/25, maturing 4/1/25 to be repurchased at $2,500,299 collateralized by $2,516,241 in U.S. Treasuries 3.8750% - 4.6250%, 6/15/27 - 12/31/29 with a value of $2,550,307 (cost $2,500,000)	$2,500,000	2,500,000
Total Investments (total cost $87,684,279) – 100.0%		112,573,138
Cash, Receivables and Other Assets, net of Liabilities – 0%		1,171
Net Assets – 100%		$112,574,309

Summary of Investments by Country - (Long Positions) (unaudited)
Country	Value	% of Investment Securities
United States	$109,191,359	97.0%
Canada	1,375,765	1.2
Ireland	1,325,199	1.2
Israel	680,815	0.6
Total	$112,573,138	100.0%

Notes to Schedule of Investments (unaudited)
ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.
The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of March 31, 2025.
Valuation Inputs Summary
	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Assets
Investments In Securities:
Common Stocks	$110,073,138	$-	$-
Repurchase Agreements	-	2,500,000	-
Total Assets	$110,073,138	$2,500,000	$-

Investment Valuation
Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities, and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a non-valued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.
Valuation Inputs Summary
FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:
Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.
Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Assets or liabilities categorized as Level 2 in the hierarchy generally include:  debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.
Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.
There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of March 31, 2025 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual financial statements.
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